Note 10 - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Finite-Lived Intangible Assets, Net	$ 71.3
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	16.2
Finite-Lived Intangible Assets, Amortization Expense, Year Two	14.0
Finite-Lived Intangible Assets, Amortization Expense, Year Three	11.4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	9.7
Finite-Lived Intangible Assets, Amortization Expense, Year Five	5.7
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 14.3